Statement of Changes in Net Assets Available for Benefits	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 154
Investment income:
Net appreciation in fair value of investments	$ 19,751,604
Interest and dividends from investments	360,890
Change in interest in Brunswick Corporation Master Trust	4,390,917
Net investment income	24,503,411
Interest income on notes receivable from participants	202,319
Contributions:
Participants	7,378,660
Employer	3,197,359
Rollovers	119,359
Total contributions	10,695,378
Benefits paid to participants	18,404,543
Administrative expenses	146,935
Net increase in net assets available for benefits before transfers	16,849,630
Transfers to other plan (Note 1)	(1,164,144)
Transfers from other plans (Note 1)	3,870
Net increase in net assets available for benefits	15,689,356
Net assets available for benefits:
Beginning of year	162,530,168
End of year	178,219,524
EBP 170
Investment income:
Net appreciation in fair value of investments	249,374,803
Interest and dividends from investments	2,667,624
Change in interest in Brunswick Corporation Master Trust	40,081,154
Net investment income	292,123,581
Interest income on notes receivable from participants	1,075,552
Contributions:
Participants	50,725,914
Employer	42,693,650
Rollovers	5,386,450
Total contributions	98,806,014
Benefits paid to participants	162,873,942
Administrative expenses	1,085,322
Net increase in net assets available for benefits before transfers	228,045,883
Transfers to other plan (Note 1)	(3,870)
Transfers from other plans (Note 1)	1,164,144
Net increase in net assets available for benefits	229,206,157
Net assets available for benefits:
Beginning of year	1,811,392,618
End of year	$ 2,040,598,775